Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [Abstract]
Schedule of related party balances
	December 31, 2017	December 31, 2016
Shareholder loan	$10,383	$-
Due to related parties (Note 7)	16,814	79,904
	$27,197	$79,904

Schedule of key management personnel compensation

	December 31, 2017	December 31, 2016	December 31, 2015
Consulting fees	$185,000	$136,500	$-
Salary	280,167	45,000	-
Deferred salary for CEO	-	30,000	-
Stock-based compensation	659,228	1,238,013	338,883
	$1,124,395	$1,449,513	$338,883